Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement In Customers Refundable Fees [Roll Forward]
Balance at beginning of year	¥ 41,697	¥ 58,878	¥ 76,625
Cash received from customers	409,781	554,539	797,529
Cash refunded to customers	(85,227)	(36,136)	(160,653)
Revenue recognized	(321,335)	(535,584)	(654,623)
Balance at end of year	¥ 44,916	¥ 41,697	¥ 58,878